POST-EMPLOYMENT BENEFITS - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2024 CAD ($)	Dec. 31, 2025 CAD ($) pensionPlan	Dec. 31, 2024 CAD ($)
Employee Benefits [Abstract]
Number of defined contribution pension plans registered with financial services regulatory authority | pensionPlan		2
Payments of annuities	$ 147
Defined contribution plan expense		$ 47	$ 39
Entity's own securities included in plan assets		6	$ 6
Estimate of contributions expected to be paid to plan for next annual reporting period		$ 0
Weighted average duration of defined benefit obligation		16 years	17 years
Net gain on plan assets		$ 140	$ 209